08041733

NASDAQ®

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

Gary Sundick
Vice President
Listing Qualifications

CELINAS 1-33994

By Facsimile and First Class Mail

Received SEC
MAR 13 2008
Washington, DC 20549

March 13, 2008

PROCESSED
MAR 17 2008
THOMSON FINANCIAL

Ms. Cecile Peters
Chief, IT Services
Division of Corporate Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on March 13, 2008, The Nasdaq Stock Market (the "Exchange") received from Interface, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

2008 Series B Participating Cumulative Preferred Stock Purchase Rights

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

Gary Sundick

cc by facsimile: Adwoa M. Awotwi, Kilpatrick Stockton LLP

END